Fair Value Of Assets And Liabilities (Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		$ 7,200,000	$ 17,992,000	$ 18,059,000
Net income		149,000	5,028,000	3,678,000
Other comprehensive income		0	0	0
Purchases, assets		1,559,000	0	0
Issuances, assets		0	0
Sales, assets		(1,715,000)	(7,784,000)	0
Settlements, assets		(1,550,000)	(8,036,000)	(9,225,000)
Net transfers into/(out of) Level 3, assets		0	0	5,480,000
Ending Balance		5,643,000	7,200,000	17,992,000
Net unrealized gains/(losses) included in net income	[1]	225,000	1,237,000	2,084,000
Loans Held For Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		230,456,000	221,094,000	210,487,000
Net income		52,494,000	(4,387,000)	(2,618,000)
Other comprehensive income		0	0	0
Purchases, assets		5,654,000	69,929,000	60,111,000
Issuances, assets		0	0
Sales, assets		(236,975,000)	0	0
Settlements, assets		(19,806,000)	(40,369,000)	(27,032,000)
Net transfers into/(out of) Level 3, assets	[2]	(3,913,000)	(15,811,000)	(19,854,000)
Ending Balance		27,910,000	230,456,000	221,094,000
Net unrealized gains/(losses) included in net income	[1]	1,991,000	(4,387,000)	(2,618,000)
Investment Portfolio [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		3,826,000	5,253,000	7,262,000
Net income		0	0	0
Other comprehensive income		(64,000)	(114,000)	(234,000)
Purchases, assets		0	0	0
Issuances, assets		0	0
Sales, assets		0	0	0
Settlements, assets		(455,000)	(1,313,000)	(1,775,000)
Net transfers into/(out of) Level 3, assets		0	0	0
Ending Balance		3,307,000	3,826,000	5,253,000
Net unrealized gains/(losses) included in net income		0	0	0
Venture Capital Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		4,300,000	4,300,000	12,179,000
Net income		(2,995,000)	0	371,000
Other comprehensive income		0	0	0
Purchases, assets		0	0	0
Issuances, assets		0	0
Sales, assets		(5,000)	0	(8,250,000)
Settlements, assets		(1,300,000)	0	0
Net transfers into/(out of) Level 3, assets		0	0	0
Ending Balance		0	4,300,000	4,300,000
Net unrealized gains/(losses) included in net income		0	0	(4,700,000)	[3]
Mortgage Servicing Rights Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		72,793,000	114,311,000	144,069,000
Net income		1,248,000	20,182,000	(5,075,000)
Other comprehensive income		0	0	0
Purchases, assets		0	0	0
Issuances, assets		0	0
Sales, assets		(70,204,000)	(39,633,000)	0
Settlements, assets		(1,320,000)	(22,067,000)	(24,683,000)
Net transfers into/(out of) Level 3, assets		0	0	0
Ending Balance		2,517,000	72,793,000	114,311,000
Net unrealized gains/(losses) included in net income	[1]	43,000	17,394,000	(3,957,000)
Net Derivative Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		(2,915,000)	(2,175,000)	(11,820,000)
Net income		(5,981,000)	(2,013,000)	(1,757,000)
Other comprehensive income		0	0	0
Purchases, liabilities		0	0	0
Issuances, liabilities		0	0
Sales, liabilities		0	0	0
Settlements, liabilities		3,656,000	1,273,000	11,402,000
Net transfers in/(out) level 3, liabilities		0	0	0
Ending Balance		(5,240,000)	(2,915,000)	(2,175,000)
Net unrealized gains/(losses) included in other expense	[4]	(5,981,000)	2,013,000	(1,757,000)
Other Short Term Borrowings [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		$ 0	(11,156,000)	(14,833,000)
Net income			(3,000)	3,677,000
Other comprehensive income			0	0
Purchases, liabilities			0	0
Issuances, liabilities			0
Sales, liabilities			11,159,000	0
Settlements, liabilities			0	0
Net transfers in/(out) level 3, liabilities			0	0
Ending Balance			0	(11,156,000)
Net unrealized gains/(losses) included in net income	[1]		$ 0	$ 3,677,000

[1]	Primarily included in mortgage banking income on the Consolidated Statements of Income.
[2]	Transfers out of recurring loans held-for-sale level 3 balances reflect movements out of loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
[3]	Represents recognized gains and losses attributable to venture capital investments classified within securities available-for-sale that are included in securities gains/(losses) in noninterest income.
[4]	Included in Other expens e .